Long Term Prepayments and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Prepayments and Other Non-Current Assets [Abstract]
Schedule of Long Term Prepayments and Other Non-Current Assets
		As of December 31,
		2023	2022
Prepaid for equipment	(1)	$822,750	$3,836,627
Finance lease deposit		654,235	-
Others		47,509	14,358
Total		$1,524,494	$3,850,985
(1)	Prepaid for equipment represented advance payment on the production line equipment by Sunrise Guizhou, which had not been shipped as of December 31, 2023 and 2022, respectively.